Schedule of Unrecognized losses (Details) $ in Thousands	Sep. 30, 2025 USD ($)
Canada [Member]
IfrsStatementLineItems [Line Items]
2026	$ 141
2027	403
2028	3,736
2029
2030	303
2031
2032	615
2033	966
2034
2035	2,134
2036	1,585
2037	2,114
2038	5,928
2039	2,128
2040	533
2041	4,953
2042	516
2043
2044
2045
Indefinite
26,055
USA [Member]
IfrsStatementLineItems [Line Items]
2026	192
2027	678
2028	49
2029	356
2030	665
2031	1,083
2032	195
2033	149
2034	29
2035
2036	14
2037	2
2038
2039
2040
2041
2042
2043
2044
2045
Indefinite	1,269
$ 4,681